Accounts receivable, net - Factoring agreement (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Mar. 31, 2024	Jun. 30, 2024
Receivables [Abstract]
Minimum interest rate	6.00%
Factoring agreement period	1 year
Factoring accounts receivable		¥ 149,000
Factoring accounts receivable, advanced amount		¥ 186,250